Schedule of Total Revenues from Segments (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 1	$ 28
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 2	424,862
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 3	39,869,397
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 4	68,281,729
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 5	47,720,522
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 6	46,508,058
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 7	46,253,824
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 8	76,145,384
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 9	86,377,455
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 10	$ 114,535,553